CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	(Accumulated Deficit) [Member]
Balance at Dec. 31, 2009	$ 30,152	$ 60	$ 75,422	$ (17,863)	$ 278	$ (27,745)
Balance, shares at Dec. 31, 2009		4,144,752
Exercise of stock options	75		75
Exercise of stock options, shares		14,382
Stock-based compensation related to options granted to employees and directors	330		330
Stock-based compensation related to options granted to non-employees	2		2
Net loss	(10,609)					(10,609)
Other comprehensive income	209				209
Balance at Dec. 31, 2010	20,159	60	75,829	(17,863)	487	(38,354)
Balance, shares at Dec. 31, 2010	5,270,930	4,159,134
Stock-based compensation related to options granted to employees and directors	33		33
Net loss	(6,798)					(6,798)
Other comprehensive income	454				454
Balance at Dec. 31, 2011	13,848	60	75,862	(17,863)	941	(45,152)
Balance, shares at Dec. 31, 2011	5,270,930	4,159,134
Stock-based compensation related to options granted to employees and directors	(2)		(2)
Net loss	(6,444)					(6,444)
Other comprehensive income	341				341
Balance at Dec. 31, 2012	$ 7,743	$ 60	$ 75,860	$ (17,863)	$ 1,282	$ (51,596)
Balance, shares at Dec. 31, 2012	5,270,930	4,159,134